INCOME TAX (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Income tax provision	$ 236,909	$ 108,421	$ 799,505	$ 108,421	$ 783,546
Effective tax rate (in percent)	5.06%	6.96%	28.54%	0.99%	4.74%	0.00%
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%